Investment Objectives and Goals	Sep. 28, 2025
Reinhart Mid Cap PMV Fund Series
Prospectus [Line Items]
Risk/Return [Heading]	Reinhart Mid Cap PMV Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Reinhart Mid Cap PMV Fund (the “Fund” or the “Mid Cap Fund”) seeks long-term capital appreciation.
Reinhart Genesis PMV Fund
Prospectus [Line Items]
Risk/Return [Heading]	Reinhart Genesis PMV Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Reinhart Genesis PMV Fund (the “Fund” or the “Genesis Fund”) seeks long-term capital appreciation.
Reinhart International PMV Fund
Prospectus [Line Items]
Risk/Return [Heading]	Reinhart International PMV Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Reinhart International PMV Fund (the “Fund” or the “International Fund”) seeks long-term capital appreciation.